Income Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Beginning balance	$ 30,042	$ 13,871	$ 2,821
Additions during the year	95,636	16,171	11,050
Ending balance	$ 125,678	$ 30,042	$ 13,871